Long-term debt - Narrative (Details)	Dec. 18, 2024 USD ($) tranche	Sep. 01, 2022 USD ($)	May 13, 2021 USD ($)	Jun. 25, 2019 USD ($)	Nov. 01, 2017 USD ($)	Jul. 27, 2016 USD ($)	Jul. 22, 2016	Dec. 31, 2024 USD ($)	Dec. 17, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2018 USD ($)	Sep. 22, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt								$ 854,229,587		$ 923,842,589	$ 940,632,346
Weighted average interest rate %								4.98%		4.98%	4.98%
Global Syndicated Sustainable Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 545,000,000
Number of tranches | tranche	2
Debt instrument term (in years)		3 years
Availability period (in months)	18 months
Borrowings, reduction to interest rate basis (in percent)	0.05%
Borrowing costs incurred	$ 5,563,162	$ 1,339,606
Current borrowings								$ 0
Notional amount		$ 200,000,000
Global Syndicated Sustainable Credit Facility | Term Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (in percent)		1.60%
Global Syndicated Sustainable Credit Facility | Tranche I - Three-year
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 172,500,000
Debt instrument term (in years)	3 years
Borrowings, adjustment to interest rate basis (in percent)	1.30%
Global Syndicated Sustainable Credit Facility | Tranche II - Five-year
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 172,500,000
Debt instrument term (in years)	5 years
Borrowings, adjustment to interest rate basis (in percent)	1.50%
Term Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 345,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 200,000,000
Borrowings, adjustment to interest rate basis (in percent)	1.50%
In Place Un-drawn Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt									$ 200,000,000
Vesta ESG Global bond 35/8 05/31, 3.63%, Due on May 2031
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred			$ 7,746,222
Notional amount			$ 350,000,000					$ 350,000,000
Weighted average interest rate %			3.625%					3.63%
Series RC Senior Note, 5.18%, Due on June 2029
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)				10 years
Notional amount				$ 70,000,000				$ 70,000,000
Weighted average interest rate %				5.18%				5.18%
Series RD Senior Note, 5.28%, Due on June 2031
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)				12 years
Notional amount				$ 15,000,000				$ 15,000,000
Weighted average interest rate %				5.28%				5.28%
Series A Senior Note, 5.50%, Due on May 2025
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 45,000,000				$ 45,000,000
Weighted average interest rate %								5.50%				5.50%
Series B Senior Note, 5.85%, Due on May 2028
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 45,000,000				$ 45,000,000
Weighted average interest rate %								5.85%				5.85%
MetLife 10 Year, 4.75%, Due on December 2027
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)					10 years
Notional amount					$ 118,000,000			$ 118,000,000
Weighted average interest rate %					4.75%			4.75%
Series A Senior Note, 5.03%, Due on September 2024
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 65,000,000					$ 65,000,000
Weighted average interest rate %								5.03%					5.03%
Series B Senior Note, 5.31%, Due on September 2027
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 60,000,000					$ 60,000,000
Weighted average interest rate %								5.31%					5.31%
MetLife 10 Year, 4.55%, Due on August 2026
Disclosure of detailed information about borrowings [line items]
Debt instrument term (in years)						10 years	10 years
Notional amount						$ 150,000,000		$ 150,000,000
Weighted average interest rate %								4.55%